Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary GBP 0.00001 Par Value	Deferred Shares GBP 0.00001 Par Value	Deferred Shares GBP 100,000 Par Value	Additional Paid-in Capital	Accumulated other comprehensive gain (loss)	Accumulated Deficit	Accumulated Equity
Balance at Dec. 31, 2021				$ 137	$ 467,213	$ 9,472	$ (356,381)	$ 120,441
Balance, Shares at Dec. 31, 2021		35,854,591	112,077	1
Shares issued under employee share purchase plan					110			110
Shares issued under employee share purchase plan, Shares		149,254
Vesting of restricted share units, Shares		30,863
Forfeiture of ordinary shares, Shares		(4,826)	4,826
Issuance of ordinary shares, net of issuance cost of $2,600					28,291			28,291
Issuance of ordinary shares, net of issuance cost of $2,600, Shares		28,848,968
Cancellation of deferred shares, Shares			(93,451)
Non-cash share-based compensation					2,835			2,835
Unrealized loss on foreign currency translation	$ (10,968)					(10,968)		(10,968)
Net loss	(51,080)						(51,080)	(51,080)
Balance at Jun. 30, 2022				$ 137	498,449	(1,496)	(407,461)	89,629
Balance, Shares at Jun. 30, 2022		64,878,850	23,452	1
Balance at Dec. 31, 2021				$ 137	467,213	9,472	(356,381)	120,441
Balance, Shares at Dec. 31, 2021		35,854,591	112,077	1
Balance at Dec. 31, 2022	52,414			$ 137	500,781	(3,151)	(445,353)	52,414
Balance, Shares at Dec. 31, 2022		65,113,575	24,812	1
Shares issued under employee share purchase plan					32			32
Shares issued under employee share purchase plan, Shares		217,755
Vesting of restricted share units, Shares		50,677
Forfeiture of ordinary shares, Shares		(12,590)	12,590
Non-cash share-based compensation					2,048			2,048
Unrealized loss on foreign currency translation	2,212					2,212		2,212
Release of cumulative foreign currency translation adjustment, upon sale of Freeline Therapeutics GmbH						155		155
Net loss	(14,845)						(14,845)	(14,845)
Balance at Jun. 30, 2023	$ 42,016			$ 137	$ 502,861	$ (784)	$ (460,198)	$ 42,016
Balance, Shares at Jun. 30, 2023		65,369,417	37,402	1